Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) - Customer	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio	1	1
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	84.90%	80.10%